Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Life insurance in- force
Direct amount	$ 68,173,925	$ 72,829,480	$ 74,650,477
Ceded to other Companies	68,066,345	9,245,116	10,021,852
Assumed from other Companies	1,232,560	1,120,101	1,010,223
Net amount	$ 1,340,140	$ 64,704,465	$ 65,638,848
Percentage of amount assumed to net	92.00%	1.70%	1.50%
Premiums:
Direct amount	$ 1,021,692	$ 1,052,444	$ 1,042,778
Ceded to other Companies	900,228	164,977	165,260
Assumed from other Companies	58,848	160,074	157,949
Net earned premiums	$ 180,312	$ 1,047,541	$ 1,035,467
Percentage of amount assumed to net	32.60%	15.30%	15.30%
Benefits:
Direct policyholder benefits	$ 1,242,649	$ 964,486	$ 1,204,257
Ceded to other Companies	1,131,085	380,406	625,675
Assumed from other Companies	41,136	165,504	167,519
Net policyholder benefits	$ 152,700	$ 749,584	$ 746,101
Percentage of amount assumed to net	26.90%	22.10%	22.50%
Life insurance
Premiums:
Direct amount	$ 269,549	$ 275,075	$ 279,488
Ceded to other Companies	234,835	71,763	77,978
Assumed from other Companies	5,907	5,606	4,831
Net earned premiums	$ 40,621	$ 208,918	$ 206,341
Percentage of amount assumed to net	14.50%	2.70%	2.30%
Benefits:
Direct policyholder benefits	$ 379,529	$ 355,074	$ 374,582
Ceded to other Companies	341,034	206,962	229,548
Assumed from other Companies	16,292	17,301	19,317
Net policyholder benefits	$ 54,787	$ 165,413	$ 164,351
Percentage of amount assumed to net	29.70%	10.50%	11.80%
Accident and health insurance
Premiums:
Direct amount	$ 752,143	$ 777,369	$ 763,290
Ceded to other Companies	665,393	93,214	87,282
Assumed from other Companies	52,941	154,468	153,118
Net earned premiums	$ 139,691	$ 838,623	$ 829,126
Percentage of amount assumed to net	37.90%	18.40%	18.50%
Benefits:
Direct policyholder benefits	$ 863,120	$ 609,412	$ 829,675
Ceded to other Companies	790,051	173,444	396,127
Assumed from other Companies	24,844	148,203	148,202
Net policyholder benefits	$ 97,913	$ 584,171	$ 581,750
Percentage of amount assumed to net	25.40%	25.40%	25.50%